                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Riverstone Investment Services LLC
Address:   712 Fifth Avenue
           New York, NY 10019

Form 13F File Number: 28-N/A

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Walker
Title:     Authorized Person
Phone:     212-993-0095

Signature, Place, and Date of Signing:

     /s/ Thomas Walker              New York, New York         February 14, 2008
----------------------------
     [Signature]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

Riverstone Holdings LLC